Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [Abstract]
Property, plant and equipment
Note 15. Property, plant and equipment

Location of property, plant and equipment, net by country is the following:

(In millions of €)	December 31, 2021	December 31, 2020
France	59.5	22.2
Italy	15.5	16.7
United States	13.3	21.9
United Kingdom	1.6	6.0
All other countries	24.7	28.7
TOTAL PROPERTY, PLANT AND EQUIPMENT, NET	114.6	95.5

(In millions of €)	Land and buildings	IT equipment	Machinery and equipment	Office fixtures	Other	Total
Net book value as of December 31, 2019	58.3	14.4	13.6	11.9	10.2	108.4
Costs	94.7	81.0	41.7	54.8	33.5	305.7
Accumulated depreciation	(48.4)	(68.1)	(22.3)	(47.8)	(20.6)	(207.2)
Accumulated impairment	—	—	(3.0)	—	—	(3.0)
Net book value as of December 31, 2020	46.3	12.9	16.4	7.0	12.9	95.5
Costs	100.1	83.8	36.6	57.8	60.2	338.5
Accumulated depreciation	(68.4)	(68.4)	(21.1)	(44.0)	(14.5)	(216.4)
Accumulated impairment	(0.3)	(3.8)	(3.4)	—	—	(7.5)
NET BOOK VALUE AS OF DECEMBER 31, 2021	31.4	11.6	12.1	13.8	45.7	114.6

(In millions of €)	Land and buildings	IT equipment	Machinery and equipment	Office fixtures	Other	Total
Net book value as of December 31, 2019	58.3	14.4	13.6	11.9	10.2	108.4
Additions	0.7	5.8	2.1	1.8	8.2	18.6
Disposals - write-off	(2.1)	(0.3)	0.4	(0.1)	—	(2.1)
Depreciation expense for the year	(4.0)	(7.1)	(2.4)	(3.1)	(1.6)	(18.2)
Net foreign exchange differences	(2.9)	(0.5)	(1.1)	(0.3)	(0.3)	(5.1)
Other	(3.7)	0.6	3.8	(3.2)	(3.6)	(6.1)
Net book value as of December 31, 2020	46.3	12.9	16.4	7.0	12.9	95.5
Additions	1.9	7.7	1.2	5.5	15.5	31.8
Disposals through divestitures	(0.1)	(0.1)	—	—	—	(0.2)
Disposals - write-off	(0.3)	—	(0.1)	—	(0.2)	(0.6)
Depreciation expense for the year	(5.8)	(6.2)	(2.0)	(2.8)	(2.5)	(19.3)
Net foreign exchange differences	1.1	—	0.5	0.3	0.1	2.0
Other	(11.7)	(2.7)	(3.9)	3.8	19.9	5.4
NET BOOK VALUE AS OF DECEMBER 31, 2021	31.4	11.6	12.1	13.8	45.7	114.6